Consolidated Statements of Comprehensive Loss (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF OPERATIONS [Abstract]
REVENUE
OPERATING EXPENSES:
Selling, general, and administrative (Note 8)	607,430	154,675	3,120,336	308,317	442,469	6,348
Depreciation	3,048	4,150	9,144	6,721	9,839	1,530
Deferred financing expense	79,181		105,731
Consulting expense	236,747		1,891,328		1,448,410
Total operating expenses	926,406	158,825	5,126,539	315,038	1,900,718	7,878
OTHER (INCOME) EXPENSES
Other income	(20,924)		(20,924)
Interest expense (Note 5)	50,210	15,393	149,656	49,439	79,433	78,822
Total other expenses	29,286	15,393	128,732	49,439	79,433	78,822
NET LOSS	955,692	174,218	5,255,271	364,477	1,980,151	86,700
Deemed dividends	2,455,194		3,371,222		3,427
NET LOSS AND COMPREHENSIVE LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ 3,410,886	$ 174,218	$ 8,626,493	$ 364,477	$ 1,983,578	$ 86,700
NET LOSS PER COMMON SHARE:
Basic and diluted	$ 0.00	$ 1.83	$ 0.01	$ 4.45	$ 21.69	$ 1.16
Weighted average common shares outstanding, basic and diluted	1,294,325,221	95,200	1,232,277,348	81,932	91,442	75,000